Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine months ended
	September 30,
	2013	2014
Series A preferred (number of common stock equivalents)	1,652,851	—
Preferred warrants outstanding (number of common stock equivalents)	192,262	1,587
Notes payable convertible into preferred shares (number of common stock equivalents)	232,558	—
Preferred share RSUs (number of common stock equivalents)	68,546	73,151
Common warrants outstanding	630,110	609,187
Notes payable convertible into common shares	741,857	—
Common share RSUs	133,971	178,467
Common options outstanding	344,565	875,042
Total anti-dilutive common share equivalents	3,996,720	1,737,434

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the years ended December 31,
	2012	2013
Series A preferred (number of common stock equivalents)	647,007	1,652,851
Preferred warrants outstanding (number of common stock equivalents)	192,262	192,262
Notes payable convertible into preferred shares (number of common stock equivalents)	599,466	—
Preferred share RSUs (number of common stock equivalents)	33,158	89,647
Common warrants outstanding	—	836,890
Notes payable convertible into common shares	665,178	1,110,649
Common share RSUs	54,615	133,971
Common options outstanding	63,518	333,106

Total anti-dilutive common share equivalents	2,255,204	4,349,376